Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2017		As of December 31, 2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
4.5% Convertible Senior Notes due June 2025	$—	$—	$402,500	$590,427
Unamortized prepaid debt issuance costs and discount on 4.5% Convertible Senior Notes	—	—	(149,083)	—
Total Intelsat S.A. obligations	—	—	253,417	590,427
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$96,650	$94,717	$—	$—
Unamortized prepaid debt issuance costs on 6.75% Senior Notes	(78)	—	—	—
7.75% Senior Notes due June 2021	2,000,000	1,070,000	421,219	381,203
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(13,325)	—	(2,062)	—
8.125% Senior Notes due June 2023	1,000,000	515,000	1,000,000	765,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(8,562)	—	(7,256)	—
12.5% Senior Notes due November 2024	403,350	265,052	403,350	376,807

Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(209,165)	—	(198,620)	—
Total Intelsat Luxembourg obligations	3,268,870	1,944,769	1,616,631	1,523,010
Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$731,892	$640,406	$—	$—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(267,108)	—	—	—
9.5% Senior Notes due February 2023	—	—	1,250,000	1,062,500
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Notes	—	—	(34,904)	—
Total Intelsat Connect Finance obligations	464,784	640,406	1,215,096	1,062,500
Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$490,000	$565,950	$490,000	$556,150
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	(17,556)	—	(14,545)	—
8% Senior Secured Notes due February 2024	1,349,678	1,423,910	1,349,678	1,390,168
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	(5,378)	—	(4,671)	—
7.25% Senior Notes due October 2020	2,200,000	2,068,000	—	—
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(5,151)	—	—	—
7.5% Senior Notes due April 2021	1,150,000	1,040,750	—	—
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(5,415)	—	—	—
5.5% Senior Notes due August 2023	2,000,000	1,630,000	1,985,000	1,717,025
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(12,977)	—	(10,859)	—
9.75% Senior Notes due July 2025	1,500,000	1,455,000	1,485,000	1,488,713
Unamortized prepaid debt issuance costs on 9.75% Senior Notes	(20,315)	—	(18,230)	—
8.5% Senior Notes due October 2024	—	—	2,950,000	2,832,000
Unamortized prepaid debt issuance costs and premium on 8.5% Senior Notes	—	—	(15,310)	—
Senior Secured Credit Facilities due June 2019	1,095,000	1,093,631	—	—
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(4,636)	—	—	—
Senior Secured Credit Facilities due November 2023	2,000,000	1,947,500	2,000,000	1,940,000
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(28,600)	—	(26,965)	—
Senior Secured Credit Facilities due January 2024	—	—	395,000	395,988
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(1,933)	—
6.625% Senior Secured Credit Facilities due January 2024	—	—	700,000	694,750
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(3,427)	—
Total Intelsat Jackson obligations	11,684,650	11,224,741	11,258,738	11,014,794
Eliminations:
7.75% Senior Notes of Intelsat Luxembourg due June 2021 owned by Intelsat Connect Finance	$(979,168)	$(523,855)	$—	$—
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	6,524	—	—	—
8.125% Senior Notes of Intelsat Luxembourg due June 2023 owned by Intelsat Connect Finance and Intelsat Jackson	(111,663)	(57,506)	(111,663)	(85,422)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	956	—	810	—
12.5% Senior Notes of Intelsat Luxembourg due November 2024 owned by Intelsat Connect Finance, Intelsat Jackson, and Intelsat Envision	(402,595)	(264,556)	(403,245)	(376,708)
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	208,775	—	198,568	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes due 2022	67,525	—	—	—

Total eliminations:	(1,209,646)	(845,917)	(315,530)	(462,130)
Total Intelsat S.A. long-term debt	$14,208,658	$12,963,999	$14,028,352	$13,728,601
Less:
Current portion of long-term debt	96,572		—
Total long-term debt, excluding current portion	$14,112,086		$14,028,352

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2.
Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2018 are as follows (in thousands):

Year	Amount
2019	$—
2020	—
2021	421,219
2022	490,000
2023	6,123,337
2024 and thereafter	7,282,283
Total principal repayments	14,316,839
Unamortized discounts, premiums and prepaid issuance costs	(288,487)
Total Intelsat S.A. long-term debt	$14,028,352

2018 Debt and Other Capital Markets Transactions
March 2018/May 2018 ICF Tender Offer for Intelsat Luxembourg Notes and Redemption
In March 2018, ICF commenced a cash tender offer to purchase any and all of the outstanding aggregate principal amount of the 6.75% Senior Notes due 2018 (the “2018 Luxembourg Notes”). ICF purchased a total of $31.2 million aggregate principal amount of the 2018 Luxembourg Notes at par value in March 2018 and April 2018. In May 2018, pursuant to a previously issued notice of redemption, Intelsat Luxembourg redeemed $46.0 million aggregate principal amount of the 2018 Luxembourg Notes at par value together with accrued and unpaid interest thereon.
June 2018 Intelsat S.A. Senior Convertible Notes Offering and Common Shares Offering
In June 2018, we completed an offering of 15,498,652 Intelsat S.A. common shares, nominal value $0.01 per share (the “Common Shares”), at a public offering price of $14.84 per common share, and we completed an offering of $402.5 million aggregate principal amount of the 2025 Convertible Notes. These notes are guaranteed by a direct subsidiary of Intelsat Luxembourg, Intelsat Envision. The net proceeds from the Common Shares offering and 2025 Convertible Notes offering were used to repurchase approximately $600 million aggregate principal amount of Intelsat Luxembourg’s 7.75% Senior Notes due 2021 (the “2021 Luxembourg Notes”) in privately negotiated transactions with individual holders in June 2018. In connection with the repurchase of the 2021 Luxembourg Notes, we recognized a net gain on early extinguishment of debt of $22.1 million consisting of the difference between the carrying value of debt repurchased and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs. We used the remaining net proceeds of the Common Shares offering and 2025 Convertible Notes offering for further repurchases of 2021 Luxembourg Notes and for other general corporate purposes, including repurchases of other tranches of debt of Intelsat S.A.’s subsidiaries.
The 2025 Convertible Notes mature on June 15, 2025 unless earlier repurchased, converted or redeemed, as set forth in the indenture governing the 2025 Convertible Notes (the “2025 Indenture”). Holders may elect to convert their notes depending upon the trading price of our common shares and under other conditions set forth in the 2025 Indenture until December 15, 2024, and thereafter without regard to any conditions. The initial conversion rate is 55.0085 common shares per $1,000 principal amount of notes, which is equivalent to an initial conversion price of approximately $18.18 per common share, subject to customary adjustments, and will be increased upon the occurrence of specified events set forth in the 2025 Indenture. We may redeem the 2025 Convertible Notes at our option, on or after June 15, 2022, and prior to the forty-second scheduled trading day preceding the maturity date, in whole or in part, depending upon the trading price of our common shares as set forth in the optional redemption provisions in the 2025 Indenture or in the event of certain developments affecting taxation with respect to the 2025 Convertible Notes. Based on the closing price of our common shares of $21.39 on December 31, 2018, the if-converted value of the 2025 Convertible Notes was greater than the aggregate principal amount. However, the 2025 Convertible Notes are not currently convertible based on the conditions set forth in the 2025 Indenture.
In accounting for the transaction, the 2025 Convertible Notes were separated into liability and equity components. The carrying amount of the liability component was calculated by measuring the fair value of a similar debt instrument that does not have an associated convertible feature. The carrying amount of the equity component is $149.4 million, which is also recognized as a discount on the 2025 Convertible Notes and represents the value assigned to the conversion option which was determined by deducting the fair value of the liability component from the par value of the 2025 Convertible Notes. The $149.4 million equity component is included in additional paid-in capital on our consolidated balance sheet as of June 30, 2018 and will not be remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount was recorded as a discount on the 2025 Convertible Notes and will be amortized to interest expense over the contractual term of the 2025 Convertible Notes at an effective interest rate of 13.0%.
We incurred debt issuance costs of $12.7 million related to the 2025 Convertible Notes, which were allocated to the liability and equity components based on their relative values. Issuance costs attributable to the liability component were $7.3 million and will be amortized to interest expense using the effective interest method over the contractual term of the 2025 Convertible Notes. Issuance costs attributable to the equity component were netted against the equity component in additional paid-in capital.
Interest expense for the year ended December 31, 2018 related to the 2025 Convertible Notes was as follows (in thousands):

Year Ended December 31, 2018
Coupon interest	$9,710
Amortization of discount and prepaid debt issuance costs	7,654
Total interest expense	$17,364

August 2018 Intelsat Connect Senior Notes Refinancing and Exchange of Intelsat Luxembourg Senior Notes
In August 2018, Intelsat Connect completed an offering of $1.25 billion aggregate principal amount of 9.5% Senior Notes due 2023 (the "2023 ICF Notes"). These notes are guaranteed by Intelsat Envision and Intelsat Luxembourg. Intelsat Connect used the net proceeds from the offering to repurchase or redeem all $731.9 million outstanding aggregate principal amount of its 12.5% Senior Notes due 2022 (the "2022 ICF Notes"). The remaining net proceeds from the offering were used to repurchase approximately $448.9 million of aggregate principal amount of Intelsat Jackson's 7.25% Senior Notes due 2020 (the "2020 Jackson Notes") and $30.0 million aggregate principal amount of other unsecured notes of Intelsat Jackson. Also in August 2018, Intelsat Connect and Intelsat Envision completed debt exchanges receiving new notes issued by Intelsat Luxembourg, which mature in August 2026 and have an interest rate of 13.5% in exchange for $1.58 billion aggregate principal amount of 2021 Luxembourg Notes that were previously held by Intelsat Connect and Intelsat Envision. In connection with these transactions, we recognized a loss on extinguishment of debt of $188.2 million, consisting of the difference between the carrying value of the debt and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs and unamortized discount or premium, if applicable.
September 2018 Intelsat Jackson Senior Notes Offering and Tender Offer
In September 2018, Intelsat Jackson completed an offering of $2.25 billion aggregate principal amount of 8.5% Senior Notes due 2024 (the "2024 Jackson Senior Unsecured Notes"). The notes are guaranteed by all of Intelsat Jackson’s subsidiaries that guarantee its obligations under the Intelsat Jackson Secured Credit Agreement, as well as by certain of Intelsat Jackson’s parent entities. Intelsat Jackson used the net proceeds from the offering to repurchase through a tender offer and redeem all remaining outstanding 2020 Jackson Notes. The remaining net proceeds from the 2024 Jackson Senior Unsecured Notes offering were used to repurchase and redeem $195.3 million aggregate principal amount of Intelsat Jackson's 7.5% Senior Notes due 2021 (the "2021 Jackson Notes") as of September 30, 2018, $246.0 million additional aggregate principal amount of 2021 Jackson Notes in October 2018, and to pay related fees and expenses. In connection with the repurchase and redemption, we recognized a loss on extinguishment of debt of $15.9 million, consisting of the difference between the carrying value of the debt and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs and unamortized premium, if applicable.
October 2018 Intelsat Jackson Senior Notes Add-On Offering and Redemption of 2021 Jackson Notes
In October 2018, Intelsat Jackson completed an add-on offering of $700.0 million aggregate principal amount of its 2024 Jackson Senior Unsecured Notes. The net proceeds from the add-on offering, together with cash on hand, were used to repurchase and redeem all of the remaining approximately $708.7 million aggregate principal amount of outstanding 2021 Jackson Notes in October 2018 that were not earlier repurchased or redeemed, and to pay related fees and expenses. In connection with the repurchase, we recognized a loss on extinguishment of debt of $17.8 million, consisting of the difference between the carrying value of the debt and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.
2017 Debt Transactions
January 2017 Intelsat Luxembourg Exchange Offer
In January 2017, Intelsat Luxembourg completed a debt exchange (the “Second 2018 Luxembourg Exchange”), whereby it exchanged $403.3 million aggregate principal amount of its 2018 Luxembourg Notes for an equal aggregate principal amount of newly issued unsecured 12.5% Senior Notes due 2024 (the “2024 Luxembourg Notes”). The Second 2018 Luxembourg Exchange consisted of $377.6 million aggregate principal amount of 2018 Luxembourg Notes held by ICF as a result of a previous debt exchange, together with $25 million aggregate principal amount of 2018 Luxembourg Notes repurchased by us in the fourth quarter of 2015. We consolidate ICF, the holder of the 2018 Luxembourg Notes exchanged in the Second 2018 Luxembourg Exchange.
July 2017 Intelsat Jackson Senior Notes Refinancing
On July 5, 2017, Intelsat Jackson completed an offering of $1.5 billion aggregate principal amount of 9.75% Senior Notes due 2025 (the “2025 Jackson Notes”). These notes are guaranteed by all of Intelsat Jackson’s subsidiaries that guarantee its obligations under the Intelsat Jackson Secured Credit Agreement and senior notes, as well as by certain of Intelsat Jackson’s parent entities. Also on July 5, 2017, the net proceeds from the sale of the 2025 Jackson Notes were used, along with other available cash, to satisfy and discharge all $1.5 billion aggregate principal amount of Intelsat Jackson’s 7.25% Senior Notes due 2019. In connection with the satisfaction and discharge, we recognized a loss on early extinguishment of debt of $4.6 million, consisting of the difference between the carrying value of the debt redeemed and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

November & December 2017 Amendments to Intelsat Jackson Senior Secured Credit Facility
In November and December 2017, Intelsat Jackson entered into amendments of the Intelsat Jackson Secured Credit Agreement. See—Description of Indebtedness—Intelsat Jackson—Intelsat Jackson Senior Secured Credit Agreement, below.
Description of Indebtedness
(a) Intelsat S.A.
4 ½% Convertible Senior Notes due 2025
In June 2018, we completed an offering of $402.5 million aggregate principal amount of the 2025 Convertible Notes. See—2018 Debt and Other Capital Markets Transactions—June 2018 Intelsat S.A. Senior Convertible Notes Offering and Common Shares Offering, above.
(b) Intelsat Luxembourg
7 ¾% Senior Notes due 2021
Intelsat Luxembourg had $421.2 million in aggregate principal amount of the 2021 Luxembourg Notes outstanding at December 31, 2018. The 2021 Luxembourg Notes bear interest at 7 ¾% annually and mature in June 2021. The 2021 Luxembourg Notes are guaranteed by Intelsat S.A., Intelsat Investment Holdings S.à r.l., Intelsat Holdings S.A. and Intelsat Investments S.A. (the “Parent Guarantors”).
Interest is payable on the 2021 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
The 2021 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

8 ⅛% Senior Notes due 2023
Intelsat Luxembourg had $1.0 billion in aggregate principal amount of the 2023 Luxembourg Notes outstanding at December 31, 2018. $111.7 million principal amount was held by Intelsat Jackson. The 2023 Luxembourg Notes bear interest at 8 ⅛% annually and mature in June 2023. The 2023 Luxembourg Notes are guaranteed by the Parent Guarantors.
Interest is payable on the 2023 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
The 2023 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.
12 ½% Senior Notes due 2024
Intelsat Luxembourg had $403.4 million in aggregate principal amount of the 2024 Luxembourg Notes outstanding at December 31, 2018. $182.0 million principal amount was held by ICF, $220.6 million was held by Intelsat Jackson and $0.7 million was held by Intelsat Envision. The 2024 Luxembourg Notes bear interest at 12 ½% annually and mature in November 2024.
Interest is payable on the 2024 Luxembourg Notes semi-annually on May 15 and November 15.
The 2024 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.
(c) Intelsat Connect Finance
9 ½% Senior Notes due 2023
ICF had $1.3 billion in aggregate principal amount of 2023 ICF Notes outstanding at December 31, 2018. The 2023 ICF Notes bear interest at 9 ½% annually and mature in February 2023. These notes are guaranteed by Intelsat Envision and Intelsat Luxembourg.
Interest is payable on the 2023 ICF Notes semi-annually on June 15 and December 15. ICF may redeem the 2023 ICF Notes, in whole or in part, prior to August 15, 2020, at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, ICF may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
(d) Intelsat Jackson
9 ½% Senior Secured Notes due 2022
Intelsat Jackson had $490.0 million in aggregate principal amount of 2022 Jackson Secured Notes outstanding at December 31, 2018. The 2022 Jackson Secured Notes bear interest at 9 ½% annually and mature in September 2022. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.
Interest is payable on the 2022 Jackson Secured Notes semi-annually on March 30 and September 30. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
The 2022 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.
8% Senior Secured Notes due 2024
Intelsat Jackson had $1.3 billion in aggregate principal amount of 2024 Jackson Secured Notes outstanding at December 31, 2018. The 2024 Jackson Secured Notes bear interest at 8% annually and mature in February 2024. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.
Interest is payable on the 2024 Jackson Secured Notes semi-annually on February 15 and August 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
The 2024 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.
5 ½% Senior Notes due 2023
Intelsat Jackson had $2.0 billion in aggregate principal amount of the 2023 Jackson Notes outstanding at December 31, 2018. The 2023 Jackson Notes bear interest at 5 ½% annually and mature in August 2023. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.
Interest is payable on the 2023 Jackson Notes semi-annually on February 1 and August 1. Intelsat Jackson may redeem some or all of the 2023 Jackson Notes at the applicable redemption prices set forth in the notes.
The 2023 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.
9 ¾% Senior Notes due 2025
Intelsat Jackson had $1.5 billion in aggregate principal amount of the 2025 Jackson Notes outstanding at December 31, 2018. The 2025 Jackson Notes bear interest at 9 ¾% annually and mature in July 2025. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.
Interest is payable on the 2025 Jackson Notes semi-annually on January 15 and July 15. Intelsat Jackson may redeem some or all of the 2025 Jackson Notes at any time prior to July 15, 2021 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.
The 2025 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.
8 ½% Senior Unsecured Notes due 2024
Intelsat Jackson had $3.0 billion in aggregate principal amount of the 2024 Jackson Senior Unsecured Notes outstanding at December 31, 2018. The 2024 Jackson Senior Unsecured Notes bear interest at 8 ½% annually and mature in October 2024. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.
Interest is payable on the 2024 Jackson Senior Unsecured Notes semi-annually on April 15 and October 15. Intelsat Jackson may redeem some or all of the 2024 Jackson Senior Unsecured Notes at any time prior to October 15, 2020 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2024 Jackson Senior Unsecured Notes at the applicable redemption prices set forth in the notes.

The 2024 Jackson Senior Unsecured Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.
Intelsat Jackson Senior Secured Credit Agreement
On January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which included a $3.25 billion term loan facility and a $500.0 million revolving credit facility, and borrowed the full $3.25 billion under the term loan facility. The term loan facility required regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity.
On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility were reduced. In April 2013, our corporate family rating was upgraded by Moody’s, and as a result, the interest rate for the borrowing under the term loan facility and revolving credit facility were further reduced to LIBOR plus 3.00% or the Above Bank Rate (“ABR”) plus 2.00%.
On November 27, 2013, Intelsat Jackson entered into a Second Amendment and Joinder Agreement (the “Second Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Second Jackson Credit Agreement Amendment reduced interest rates for borrowings under the term loan facility and extended the maturity of the term loan facility. In addition, it reduced the interest rate applicable to $450 million of the $500 million total revolving credit facility and extended the maturity of such portion. As a result of the Second Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the new tranche of the revolving credit facility were (i) LIBOR plus 2.75%, or (ii) the ABR plus 1.75%. The LIBOR and the ABR, plus applicable margins, related to the term loan facility and the new tranche of the revolving credit facility were determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Second Jackson Credit Agreement Amendment, and the LIBOR was not to be less than 1.00% per annum. The maturity date of the term loan facility was extended from April 2, 2018 to June 30, 2019 and the maturity of the new $450 million tranche of the revolving credit facility was extended from January 12, 2016 to July 12, 2017. The interest rates and maturity date applicable to the $50 million tranche of the revolving credit facility that was not amended did not change. The Second Jackson Credit Agreement Amendment further removed the requirement for regularly scheduled quarterly principal payments under the term loan facility.
In June 2017, Intelsat Jackson terminated all remaining commitments under its revolving credit facility.
On November 27, 2017, Intelsat Jackson entered into a Third Amendment and Joinder Agreement (the “Third Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Third Jackson Credit Agreement Amendment extended the maturity date of $2.0 billion of the existing floating rate B-2 Tranche of term loans (the “B-3 Tranche Term Loans”), to November 27, 2023, subject to springing maturity in the event that certain series of Intelsat Jackson’s senior notes are not refinanced prior to the dates specified in the Third Jackson Credit Agreement Amendment. The B-3 Tranche Term Loans have an applicable interest rate margin of 3.75% for LIBOR loans and 2.75% for base rate loans (at Intelsat Jackson’s election as applicable).

The B-3 Tranche Term Loans were subject to a prepayment premium of 1.00% of the principal amount for any voluntary prepayment of, or amendment or modification in respect of, the B-3 Tranche Term Loans prior to November 27, 2018 in connection with prepayments, amendments or modifications that have the effect of reducing the applicable interest rate margin on the B-3 Tranche Term Loans, subject to certain exceptions. The Third Jackson Credit Agreement Amendment also (i) added a provision requiring that, beginning with the fiscal year ending December 31, 2018, Intelsat Jackson to apply a certain percentage of its Excess Cash Flow (as defined in the Third Jackson Credit Agreement Amendment), if any, after operational needs for each fiscal year towards the repayment of outstanding term loans, subject to certain deductions, (ii) amended the most-favored nation provision with respect to the incurrence of certain indebtedness by Intelsat Jackson and its restricted subsidiaries, and (iii) amended the covenant limiting the ability of Intelsat Jackson to make certain dividends, distributions and other restricted payments to its shareholders based on its leverage level at that time.
On December 12, 2017, Intelsat Jackson further amended the Intelsat Jackson Secured Credit Agreement by entering into a Fourth Amendment and Joinder Agreement (the “Fourth Jackson Credit Agreement Amendment”), which, among other things, (i) permitted Intelsat Jackson to establish one or more series of additional incremental term loan tranches if the proceeds thereof are used to refinance an existing tranche of term loans, and (ii) added a most-favored nation provision applicable to the B-3 Tranche Term Loans for further extensions of the existing floating rate B-2 Tranche Term Loans under certain circumstances.
On January 2, 2018, Intelsat Jackson entered into a Fifth Amendment and Joinder Agreement (the “Fifth Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Fifth Jackson Credit Agreement Amendment refinanced the remaining $1.095 billion B-2 Tranche Term Loans, through the creation of (i) a new incremental floating rate tranche of term loans with a principal amount of $395.0 million (the “B-4 Tranche Term Loans”), and (ii) a new incremental fixed rate tranche of term loans with a principal amount of $700.0 million (the “B-5 Tranche Term Loans”). The maturity date of both the B-4 Tranche Term Loans and the B-5 Tranche Term Loans is January 2, 2024, subject to springing maturity in the event that certain series of Intelsat Jackson’s senior notes are not refinanced or repaid prior to the dates specified in the Fifth Jackson Credit Agreement Amendment. The B-4 Tranche Term Loans have an applicable interest rate margin of 4.50% per annum for LIBOR loans and 3.50% per annum for base rate loans (at Intelsat Jackson’s election as applicable). We entered into interest rate cap contracts in December 2017 and amended them in May 2018 to mitigate the risk of interest rate increases on the B-4 Tranche Term Loans. The B-5 Tranche Term Loans have an interest rate of 6.625% per annum. The Fifth Jackson Credit Agreement Amendment also specified make-whole and prepayment premiums applicable to the B-4 Tranche Term Loans and the B-5 Tranche Term Loans at various dates.
Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors party thereto, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.
The Intelsat Jackson Secured Credit Agreement following a further amendment in November 2018 includes one financial covenant: Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter as such financial measure is defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with this financial maintenance covenant ratio with a consolidated secured debt to consolidated EBITDA ratio of 2.94 to 1.00 as of December 31, 2018.